Schedule of Investments
April 30, 2025 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.29%

Apparel Retailers - 1.35%
Boot Barn Holdings, Inc.	3,765	392,840

Banks - 3.92%
Bank OZK	6,285	267,741
Cadence Bank	9,405	275,190
Home Bancshares, Inc.	21,440	594,960

		1,137,891

Biological Products - 3.42%
ADMA Biologics, Inc.	41,755	993,769

Biotechnology - 4.03%
ANI Pharmaceuticals, Inc.	9,080	643,046
Medpace Holdings, Inc.	1,711	527,655

		1,170,701

Building Materials: Other - 2.73%
The AZEK Co., Inc. Class A	11,343	562,159
TopBuild Corp.	780	230,693

		792,852

Building Products - 5.02%
AAON, Inc.	11,040	1,007,621
Simpson Manufacturing Co., Inc.	2,940	451,849

		1,459,469

Computer Services - 1.46%
Workiva, Inc. Class A	5,650	425,276

Crude Petroleum & Natural Gas - 3.38%
Magnolia Oil & Gas Corp.	19,310	396,434
Permian Resources Corp.	49,505	584,159

		980,593

Electric Utilities - 2.92%
Excelerate Energy, Inc	33,130	847,465

Electronic Equipment: Gauges and Meters - 1.56%
Mesa Laboratories, Inc.	3,924	452,241

Foods - 2.28%
J&J Snack Foods Corp.	5,115	662,853

Health Care Equipment & Supplies - 1.74%
Merit Medical Systems, Inc.	5,350	505,308

Health Information Services - 3.41%
HealthEquity, Inc.	11,545	989,637

Health Care Providers & Services - 3.01%
Chemed Corp.	1,505	875,173

Home Construction - 2.22%
Champion Homes, Inc.	7,441	643,647

Investment Advice - 1.73%
Lazard Ltd.	12,895	501,616

Machinery - 2.75%
Federal Signal Corp.	9,825	800,050

Medical Equipment - 4.86%
LeMaitre Vascular, Inc.	9,075	823,466
Repligen Corp.	4,265	588,527

		1,411,993

Medical Supplies - 1.79%
Stevanato Group SpA	24,970	520,874

Oil & Gas Field Services, Nec - 2.90%
Aris Water Solutions, Inc. Class A	22,660	565,594
Oceaneering International, Inc.	15,560	276,190

		841,784

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.06%
MSA Safety, Inc.	1,955	307,756

Pharmaceutical Preparations - 2.05%
Ligand Pharmaceuticals, Inc.	5,410	594,343

Refuse Systems - 3.65%
Casella Waste Systems, Inc.	9,030	1,060,574

Restaurants and Bars - 5.18%
Texas Roadhouse, Inc.	7,215	1,197,401
Wingstop, Inc.	1,160	306,112

		1,503,514

Retail-Grocery Stores - 2.74%
Sprouts Farmers Market, Inc	4,655	796,005

Services - Membership Sports & Recreation Clubs - 1.49%
OneSpaWorld Holdings Ltd. (Bahamas)	25,850	431,695

Services - Miscellaneous Equipment Rental and Leasing - 1.77%
WillScot Mobile Mini Holdings Corp.	20,420	512,950

Services Prepackaged Software - 2.20%
Guidewire Software, Inc.	3,125	639,906

Software - 14.19%
AppFolio, Inc. Class A	3,565	736,244
monday.com Ltd.	1,095	307,684
nCino, Inc.	11,430	265,176
PDF Solutions, Inc.	14,429	264,772
Paylocity Holding Corp.	4,520	868,292
Pegasystems, Inc.	15,290	1,407,903
Simulations Plus, Inc.	7,900	271,365

		4,121,436

Specialty Business Services - 2.44%
UL Solutions, Inc.	12,380	708,012

Specialty Retail - 1.26%
Triumph Financial, Inc.	6,841	365,446

Transaction Processing Services - 1.57%
i3 Verticals, Inc.	15,886	399,056
Repay Holdings Corp.	13,929	55,716

		454,772

Trucking - 1.25%
SAIA, Inc.	1,485	362,340

Total Common Stocks	(Cost $ 25,870,320)	28,264,780

Short-Term Investment - 3.19%

Fidelity Money Market Funds Fidelity Investments Money Market Treasury Portfolio - 3.95% (3)	928,048	928,048

Total Short-Term Investment	(Cost $ 928,048)	928,048

Total Investments - 100.48%	(Cost $ 26,798,367)	29,192,828

Other Assets Less Liabilities - (0.48%)		(140,549)

Total Net Assets - 100.00%		29,052,279

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$29,192,828	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$29,192,828	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2025.